Pay vs Performance Disclosure		12 Months Ended
		Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

					Average Summary	Average	Value of Initial Fixed $100 Investment on January 1, 2019, Based On:			After-Tax
Year (a)	Summary Compensation Table Total for PEO 1[1] (b)	Summary Compensation Table Total for PEO 2[2] (b)	Compensation Actually Paid to PEO 1[1,4] (c)	Compensation Actually Paid to PEO 2[2,4] (c)	Compensation Table Total for Non-PEO NEOs[3] (d)	Compensation Actually Paid to Non-PEO NEOs[3,4] (e)	Norfolk Southern Total Shareholder Return (f)	Peer Group Total Shareholder Return[5] (g)	Net Income ($000,000) (h)	Return on Average Invested Capital[6] (i)
2022	9,770,910	9,615,456	10,444,401	1,969,194	4,239,302	4,343,073	$134	$130	3,270	14.1%
2021		14,016,942		25,072,294	4,059,729	5,783,924	$159	$155	3,005	12.7%
2020		14,125,279		12,202,837	3,976,507	2,785,700	$125	$122	2,013	10.4%

Peer Group Issuers, Footnote [Text Block]		The peer group total shareholder return calculations shown in column (g) are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
Adjustment To PEO Compensation, Footnote [Text Block]		PEO 1: Alan H. Shaw, President and Chief Executive Officer
Non-PEO NEO Average Total Compensation Amount	[1]	$ 4,239,302	$ 4,059,729	$ 3,976,507
Non-PEO NEO Average Compensation Actually Paid Amount	[1],[2]	$ 4,343,073	5,783,924	2,785,700
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]		The following non-principal executive officer (PEO) named executive officers (NEOs) are reflected in the averages in columns (d) and (e): For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, John M. Scheib, former EVP and Chief Strategy Officer, and Michael J. Wheeler, former EVP and Chief Operating Officer.
Compensation Actually Paid vs. Total Shareholder Return [Text Block]

COMPENSATION ACTUALLY PAID COMPARED TO TSR

As shown in the chart below, compensation actually paid (CAP) to the PEOs and the non-PEO NEOs is aligned with total shareholder return on Norfolk Southern’s stock. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are tied directly to stock price, as described in the CD&A report. Mr. Squires’ CAP was reduced substantially in 2022 due to his retirement on May 1 and the resulting pro-rata forfeiture of the stock incentives granted to him in that year, and partial-year payment of his salary and annual incentive award. Similarly, John M. Scheib, former EVP and Chief Strategy Officer, resigned during 2020, forfeiting some of his outstanding stock incentive awards and reducing the average CAP to non-PEO NEOs for that year.

Compensation Actually Paid vs. Net Income [Text Block]

COMPENSATION ACTUALLY PAID COMPARED TO NET INCOME

As shown in the chart below, Norfolk Southern’s net income has increased steadily while CAP to the PEOs and other NEOs has varied significantly each year. This is primarily because the majority of compensation to the named executive officers is in the form of long-term, stock-based incentives which are sensitive to changes in stock price. Compensation to our named executive officers is not tied directly to net income, although annual incentive awards are partially based on operating income.

Compensation Actually Paid vs. Company Selected Measure [Text Block]

COMPENSATION ACTUALLY PAID COMPARED TO AFTER-TAX RETURN ON AVERAGE INVESTED CAPITAL (ROAIC)

As described in the CD&A report, three-year average ROAIC is the primary performance measure that determines the number of shares earned under our performance share unit (PSU) awards, and 50% or more of our named executive officers’ long-term incentive awards are made in PSUs. Three-year average ROAIC is calculated by averaging the one-year ROAIC performance for each year of the applicable three-year performance period. Because of ROAIC’s impact on the number of PSU awards earned, we believe that after-tax ROAIC is the most important financial performance measure used in determining CAP to our named executive officers. As required by SEC guidance, we are presenting our one-year ROAIC for each listed year, rather than our three-year average ROAIC.

As shown in the chart below, Norfolk Southern’s annual after-tax ROAIC has increased significantly, and CAP to the PEOs and other NEOs is generally aligned with this performance measure. However, because the majority of compensation to the named executive officers is in the form of stock-based incentives, total shareholder return has a more significant effect on CAP.

Total Shareholder Return Vs Peer Group [Text Block]

TOTAL SHAREHOLDER RETURN COMPARED TO S&P RAILROAD STOCK PRICE INDEX

As shown in the chart below, Norfolk Southern’s total shareholder return (TSR) compared favorably with the peer group during this period. The pandemic triggered severe supply chain disruptions that negatively impacted freight rail service during the later portion of this period and pressured shareholder returns for Norfolk Southern and the peer group.

Tabular List [Table Text Block]

The five items listed below represent the most important performance measures we used to determine compensation actually paid to our named executive officers in 2022, as described in the Compensation Discussion and Analysis (CD&A) sections titled “Annual Incentive” and “Long-Term Incentive Awards”.

Most Important Performance Measures
After-tax return on average invested capital
Operating ratio
Operating income
Total shareholder return
Progress toward the Corporation’s strategic objectives

Total Shareholder Return Amount		$ 134	159	125
Peer Group Total Shareholder Return Amount	[3]	130	155	122
Net Income (Loss)		$ 3,270,000,000	$ 3,005,000,000	$ 2,013,000,000
Company Selected Measure Amount	[4]	0.141	0.127	0.104
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name		After-tax return on average invested capital
Non-GAAP Measure Description [Text Block]		After-tax return on average invested capital (ROAIC) used here is calculated by dividing Norfolk Southern’s net operating profit after-tax (defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). Management believes this non-GAAP financial measure provides useful supplemental information to investors in evaluating the efficiency and effectiveness of our long-term capital investments. In addition, we currently use ROAIC as a performance measure in determining certain elements of equity compensation for our executives.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name		Operating ratio
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name		Operating income
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name		Total shareholder return
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name		Progress toward the Corporation’s strategic objectives
James A. Squires | Stock Awards and Option Awards Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ 7,768,786
James A. Squires | Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0
James A. Squires | Year-End Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	8,454,540
James A. Squires | Change in Value During the Year of Prior-Year Awards Remaining Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(315,106)
James A. Squires | Change in Value During the Year of Prior-Year Awards Vesting During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(171,620)
James A. Squires | Dividend Equivalent Payments Made on Unvested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	151,836
James A. Squires | Current-Year Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	326,777
James A. Squires | Value of Changes in Pension Plan
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(4,150)
Alan H. Shaw | Stock Awards and Option Awards Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		8,635,655	$ 8,633,538	$ 7,849,923
Alan H. Shaw | Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		0	755,664	4,330,908
Alan H. Shaw | Year-End Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	2,779,743	15,693,011	7,624,632
Alan H. Shaw | Change in Value During the Year of Prior-Year Awards Remaining Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(1,317,775)	3,559,965	2,783,555
Alan H. Shaw | Change in Value During the Year of Prior-Year Awards Vesting During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(1,162,243)	479,785	(803,615)
Alan H. Shaw | Dividend Equivalent Payments Made on Unvested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	108,009	66,306	36,322
Alan H. Shaw | Current-Year Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	581,659	646,536	617,495
Alan H. Shaw | Value of Changes in Pension Plan
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	0	(1,049)	0
Non-PEO NEO [Member] | Stock Awards and Option Awards Value
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		2,923,483	1,869,285	1,724,829
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		145,698	352,536	1,060,874
Non-PEO NEO [Member] | Year-End Fair Value of Equity Awards Granted During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	3,356,392	3,222,747	1,467,833
Non-PEO NEO [Member] | Change in Value During the Year of Prior-Year Awards Remaining Unvested
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(325,891)	482,210	(561,200)
Non-PEO NEO [Member] | Change in Value During the Year of Prior-Year Awards Vesting During the Year
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(87,289)	41,915	(85,018)
Non-PEO NEO [Member] | Dividend Equivalent Payments Made on Unvested Awards
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	82,338	73,219	62,225
Non-PEO NEO [Member] | Current-Year Pension Service Cost
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	149,516	127,665	634,196
Non-PEO NEO [Member] | Value of Changes in Pension Plan
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	[5]	(2,115)	(1,739)	76,860
Alan H. Shaw
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[6]	9,615,456	14,016,942	14,125,279
PEO Actually Paid Compensation Amount	[2],[6]	1,969,194	$ 25,072,294	$ 12,202,837
James A. Squires
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	[7]	9,770,910
PEO Actually Paid Compensation Amount	[2],[7]	$ 10,444,401
PEO Name		Alan H. Shaw

[1]	The following non-principal executive officer (PEO) named executive officers (NEOs) are reflected in the averages in columns (d) and (e): For 2022, Mr. George, Ms. Sanborn, Ms. Adams, and Mr. Elkins. For 2021, Mr. Shaw, Mr. George, Ms. Sanborn, and Ms. Adams. For 2020, Mr. Shaw, Mr. George, Ms. Sanborn, Ms. Adams, John M. Scheib, former EVP and Chief Strategy Officer, and Michael J. Wheeler, former EVP and Chief Operating Officer.
[2]	To calculate compensation actually paid, the following amounts were deducted from and added to Summary Compensation Table total compensation:
[3]	The peer group total shareholder return calculations shown in column (g) are based on the Standard & Poor’s (S&P) Railroad Stock Price Index.
[4]	After-tax return on average invested capital (ROAIC) used here is calculated by dividing Norfolk Southern’s net operating profit after-tax (defined as net income excluding interest expense, taxes on interest, and interest on operating lease liabilities, and adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations) by the average invested capital (defined as the average of the current and prior year-end shareholders’ equity and total debt balances, which is then adjusted for the effect of capitalizing Norfolk Southern’s operating lease obligations). Management believes this non-GAAP financial measure provides useful supplemental information to investors in evaluating the efficiency and effectiveness of our long-term capital investments. In addition, we currently use ROAIC as a performance measure in determining certain elements of equity compensation for our executives.
[5]	Amounts were calculated in accordance with the SEC methodology for determining compensation actually paid for each year shown. Fair values for equity awards were determined as of each measurement date using valuation methodologies and assumptions consistent with those used to estimate fair value at grant under US GAAP. The valuation assumptions used to estimate the year-end fair value of performance share units (PSUs) differed from those used for grant-date estimates in that they took into account the most recent estimated earnout percentage of the awards at each year end, and updated Monte Carlo simulations of relative total shareholder returns for Norfolk Southern and the relevant peer companies; and the vesting-date value of PSUs was calculated using the actual earnout percentage for the performance period. Year-end and vesting-date valuations of outstanding stock options used a shorter expected option term than the 7 years used for grant-date fair values to take into account the passage of time, and used updated risk-free interest rates to reflect changes in market interest rates between the grant date and the valuation dates. Both the year-end and vesting date valuations of PSUs, stock options and restricted stock units used current share prices as of each valuation date, rather than the grant-date share price.
[6]	PEO 2: James A. Squires, Former Chairman and Chief Executive Officer
[7]	PEO 1: Alan H. Shaw, President and Chief Executive Officer